Investment in Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2021
Investments in and Advances to Affiliates [Abstract]
Balance sheet and income statement of affiliate

December 31, 2020
Cash and cash equivalents	$55,274
Net assets in liquidation	$55,274